Accounting Policies	12 Months Ended
Jun. 30, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Accounting Policies
ACCOUNTING POLICIES

BASIS OF PREPARATION

The principal accounting policies applied in the preparation of the consolidated financial statements have been consistently applied in all years presented except for the changes as described under "Recent accounting developments" below.

The comparative amounts in the balance sheet were re-presented due to the finalisation of the purchase price allocation which was done on a provisional basis in 2018. Refer to note 12 for more information.

Non-current trade and other receivables and other non-current assets, which were presented as separate line items in the balance sheet in 2018, have been combined into a single line item called other non-current assets in 2019.

Effective 1 July 2018, Harmony changed its presentation currency from the US dollar to the South African rand, which is the functional currency for the majority of the group’s operations. The functional currency represents the currency of the primary economic environment in which underlying businesses operate. Management believe that utilising a presentation currency that is consistent with the functional currency for the majority of the group’s operations, in which approximately 85% - 90% of the group's revenue and costs are generated, provides more relevant financial information. The presentation of the results of the group's operations in US dollar may be difficult to understand as a result of the volatile exchange rate differential between the two currencies, which can distort the results and financial position when comparing the current year to prior years. It should be noted that the functional currencies of the group’s underlying businesses remain unchanged and that foreign exchange exposures will therefore be unaffected by the change.

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB) and IFRS Interpretations Committee (IFRIC) Interpretations (collectively IFRS).

The consolidated financial statements have been prepared on a going concern basis.

The consolidated financial statements have been prepared to the nearest million and rounding may cause differences.

RECENT ACCOUNTING DEVELOPMENTS

New standards, amendments to standards and interpretations to existing standards adopted by the group

During the financial year, the following new standards, amendments to standards and interpretations to existing standards were adopted by the group. No other standards and amendments to standards that became effective during the 2019 year had a material impact on the consolidated financial statements.

IFRS 15 – Revenue from Contracts with Customers

IFRS 15 establishes a single comprehensive five-step model to account for revenue arising from contracts with customers and is based on the core principle that revenue is recognised when control of a good or service transfers to a customer. It is effective for annual periods beginning on or after 1 January 2018. Harmony adopted the standard on 1 July 2018 under the full retrospective approach. The adoption of the new standard did not have an impact on the group's accounting for revenue as discussed below.

Scope of IFRS 15
The group's contracts that are in scope of the new revenue standard include gold, silver and uranium contracts. Income derived from all of these products are presented in revenue.

Revenue measurement
Under the previous standard, IAS 18, Revenue, revenue was measured at the fair value of the consideration received and discounted to the present value of consideration due if payment extended beyond normal credit terms. Historically payments have not extended beyond normal credit terms and the amount of revenue recognised equated to the transaction price.

2	ACCOUNTING POLICIES continued

RECENT ACCOUNTING DEVELOPMENTS continued

New standards, amendments to standards and interpretations to existing standards adopted by the group continued

IFRS 15 – Revenue from Contracts with Customers continued

Revenue measurement continued
Under IFRS 15, revenue is measured at the amount of consideration to which an entity expects to be entitled in exchange for transferring goods to a customer. The group's contracts do not contain elements of variable consideration, non-cash consideration or significant financing components and therefore the amount of revenue recognised equates to the transaction price. The group has not applied the practical expedient for significant financing components as there are none present in the group's contracts with customers.

Revenue recognition
Under IAS 18, revenue was recognised for the South African operations when the goods were delivered and a certificate of sale for gold and confirmation of transfer for uranium was issued. At Hidden Valley, the point of recognition was when the metal account was credited. This was taken to be the point in time at which the customer accepted the goods and the related risks and rewards of ownership transferred.

IFRS 15 requires revenue to be recognised when a customer obtains control of the goods. The group has assessed that the drivers for revenue recognition are unchanged as this is the point when control of the goods effectively transfers to the customer.

Hedge accounting
The effective portion of gains or losses on the derivatives designated as cash flow hedging items (forecast sales transactions) are recognised in revenue when the forecast sales transactions occur. The adoption of IFRS 15 and IFRS 9, Financial Instruments did not have an impact on the amount or timing of the hedging gains or losses recognised in revenue.

Subsequent changes
Subsequent to the adoption of IFRS 15, the customer who bought gold and silver from Hidden Valley was changed and a new contract was entered into. The point at which control of the product transfers to this customer is when the metal is collected from Hidden Valley and a confirmation of collection is sent to and accepted by the customer.

IFRS 9 – Financial Instruments

IFRS 9 replaces IAS 39, Financial Instruments: Recognition and Measurement and is effective for annual periods beginning on or after 1 January 2018. Harmony adopted the new standard on 1 July 2018. In line with the transitional provisions of IFRS 9, the group has applied the standard retrospectively without restating any comparative figures. The impact of adoption of the new standard is discussed below.

2	ACCOUNTING POLICIES continued

RECENT ACCOUNTING DEVELOPMENTS continued

New standards, amendments to standards and interpretations to existing standards adopted by the group continued

IFRS 9 – Financial Instruments continued

Classification and measurement
In terms of IFRS 9, financial instruments are measured either at amortised cost or at fair value. Movements in fair value are presented in either profit or loss (FVTPL) or other comprehensive income (FVOCI), subject to certain criteria being met. On 1 July 2018 management classified the group's financial instruments into the appropriate IFRS 9 categories. The new standard did not have a significant impact on the classification and measurement of the group's financial assets and derivative financial instruments as illustrated below:

Figures in million (SA rand)	Measurement category		Carrying amount
	IAS 39	IFRS 9	30 June 2018 IAS 39	1 July 2018 IFRS 9

Restricted cash	Loans and receivables (amortised cost)	Debt instruments at amortised cost (a)	115	115
Cash and cash equivalents			706	706
Trade and other receivables			626	626
Restricted investments (cash and cash equivalents)			23	23
Restricted investments (fixed deposits)	Held-to-maturity investments (amortised cost)		2 335	2 335
Restricted investments (equity-linked deposits)	Fair value through profit or loss	Debt instruments at fair value through profit or loss (b)	913	913
Other non-current assets (equity instruments)	Available-for-sale financial assets (cost)	Equity instruments designated at fair value through OCI (c)	8	90
Other non-current assets (debt instruments)	Loans and receivables (amortised cost)	Debt instruments at fair value through profit or loss (d)	253	253
Derivative financial instruments (hedging instruments)	Hedging instruments (fair value through profit or loss)	Derivatives designated as cash flow hedges (e)	482	482
Derivative financial instruments (fair value through profit or loss)	Fair value through profit or loss	Derivatives at fair value through profit or loss (e)	(74)	(74)

(a)
The majority of loans and receivables, including debt instruments previously classified as held-to-maturity, are classified and measured at amortised cost under IFRS 9 as the group's business model is to hold these instruments in order to collect contractual cash flows, which is solely payments of principal and interest.

(b)	Debt investments previously measured at FVTPL are classified and measured on the same basis under IFRS 9.

(c)
An irrevocable election was made to classify the equity instruments previously classified as available-for-sale as at FVOCI. The new standard impacted the measurement of the group's unquoted equity investments. IFRS 9 eliminates the exemption provided under IAS 39 where unquoted equity investments were measured at cost when fair value could not be reliably measured. This change resulted in revaluing unlisted investments with a cost of Rnil to fair value of R82 million. The difference between the carrying amounts of financial instruments before the adoption of IFRS 9 and the new carrying amount calculated in accordance with the standard at 1 July 2018 was recognised directly in the opening balance of equity. Refer to the statements of changes in equity.

(d)
The loan to the ARM BBEE Trust, previously carried at amortised cost, is classified at FVTPL under IFRS 9 as the contractual cash flows fail the solely payments of principal and interest (SPPI) characteristics. The group determined that the contractual terms include exposure to risk and volatility that is inconsistent with a basic lending arrangement. In making this assessment the group considered contingent events that would change the amount and timing of cash flows and potential limits on the group's claim to cash flows from specified assets (e.g. non-recourse asset arrangements). The change in classification did not have an impact on the carrying amount of the loan on initial adoption as the carrying amount was equal to the fair value. The loan is included in other non-current assets in the balance sheet. Previously, the ARM BBEE Trust loan was included in non-current trade and other receivables in the balance sheet.

(e)	Derivative financial instruments continue to be classified and measured at FVTPL.

There was no impact on the group’s accounting for financial liabilities as the new requirements only affected the accounting for financial liabilities that are designated at FVTPL and currently the group does not have any such liabilities.

2	ACCOUNTING POLICIES continued

RECENT ACCOUNTING DEVELOPMENTS continued

New standards, amendments to standards and interpretations to existing standards adopted by the group continued

IFRS 9 – Financial Instruments continued

Impairment
The change from the “incurred loss” model to the “expected credit loss” model did not have a material impact on the measurement of the group's financial assets. Under IFRS 9, credit losses are recognised earlier than under IAS 39. Refer to note 4 for details on how the credit loss was calculated.

Hedge accounting
Except for assessing hedge effectiveness, accounting for the group's defined hedge relationships remained unchanged under
IFRS 9. The new requirements and disclosures have been applied for 2019 only.

IFRS 2 – Share-based payment (Amendment)

A collection of three distinct narrow-scope amendments dealing with classification and measurement of share-based payments. The amendments are effective for annual periods beginning on or after 1 January 2018 and address:

–	the effects of vesting conditions on the measurement of a cash-settled share-based payment;

–	the accounting requirements for a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled; and

–	the classification of share-based payment transactions with net settlement features.

The amendments do not have a material impact on the group.

Change in accounting policy - classification of by-products

Previously, income from silver and uranium sales were classified as a credit to cost of sales. The increasing significance of by-product income following the acquisition of the additional Hidden Valley interest warrants the by-products to be considered an output of the group's ordinary activities and therefore income from these products is presented now as part of the group's revenue.

The change in accounting policy results in an increase in revenue and a consequential increase in costs of sales and therefore does not have an impact on previously reported gross profit or loss. The group has applied the change retrospectively to each prior reporting period presented in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The impact on revenue and cost of sales is as follows:

	SA rand
Figures in million	2018	2017

Revenue as previously reported	20 359	19 264
By-product revenue	93	230

Revenue (re-presented)	20 452	19 494

Cost of sales as previously reported	23 503	19 639
By-product revenue	93	230

Cost of sales (re-presented)	23 596	19 869

New standards, amendments to standards and interpretations to existing standards that are not yet effective and have not been early adopted

At the date of authorisation of these financial statements, the standards, amendments to standards and interpretations listed below were in issue but not yet effective. These new standards and interpretations have not been early adopted by the group and the group plans on adopting these standards, amendments to standards and interpretations on the dates when they become effective.

IFRS 16 – Leases

IFRS 16 replaces the previous accounting standard on leases, IAS 17 Leases and related Interpretations. The new standard introduces a single lease accounting model and requires a lessee to capitalise most leases with certain exemptions. A lessee is required to recognise a right of use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments.

2	ACCOUNTING POLICIES continued

RECENT ACCOUNTING DEVELOPMENTS continued

New standards, amendments to standards and interpretations to existing standards that are not yet effective and have not been early adopted continued

IFRS 16 – Leases continued

The group will apply IFRS 16 initially on 1 July 2019 using the modified retrospective approach. Under this approach, the cumulative effect of adopting the new standard will be recognised as an adjustment to the opening balance of retained earnings at 1 July 2019 with no restatement of comparative information. The group has elected to recognise the right-of-use assets at an amount equal to the lease liability at 1 July 2019 together with the following practical expedients:

•	Exemption not to capitalise leases for which the underlying asset is of low value;

•	Exemption not to capitalise short-term leases;

•	Recognition exemption for leases for which the lease term ends within 12 months of the date of initial application; and

•	Exclude initial direct costs from the measurement of the right-of-use asset on initial adoption.

Based on the contracts in existence on 30 June 2019, the group expects to recognise additional right-of-use assets and related lease liabilities of between R80 million to R120 million on 1 July 2019 relating to leases previously classified as operating leases. In calculating this range, options to extend the lease contracts that are reasonably certain to be exercised were taken into account in determining the lease term. Currently, the minimum future lease payments under non-cancellable operating leases amount to
R48 million, representing solely payments under the non-cancellable periods per the contracts and excluding any options to extend the lease term.

Furthermore, an increase in the group’s depreciation charge and finance cost is also expected while production cost is expected to decrease. Operating cash flows are expected to increase and financing cash flows to decrease as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities, while previously the operating lease payments were classified as cash flows from operating activities.

The adoption of IFRS 16 will not impact the group's current debt covenant arrangements with financial institutions.

IFRS 3 Business Combinations (Amendment)

These amendments are effective for annual periods beginning on or after 1 January 2020 and make it easier for companies to decide whether activities and assets they acquire are a business or merely a group of assets. The amendments:

–
Confirm that a business must include inputs and a process, and clarified that: (i) the process must be substantive and (ii) the inputs and process must together significantly contribute to creating outputs;

–
Narrow the definitions of a business by focusing the definition of outputs on goods and services provided to customers and other income from ordinary activities, rather than on providing dividends or other economic benefits directly to investors or lowering costs; and

–
Add a test that makes it easier to conclude that a company has acquired a group of assets, rather than a business, if the value of the assets acquired is substantially all concentrated in a single asset or group of similar assets.

The amendments are not expected to have a material impact on the group.

IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
(Amendment)

The amendments, effective for annual periods beginning on or after 1 January 2020, clarify and align the definition of "material" and provide guidance to help improve consistency in the application of materiality whenever it is used in IFRS Standards.

IAS 19 Employee Benefits (Amendment)

The amendments require an entity to use the updated assumptions from a remeasurement of net defined benefit liability or asset resulting from a plan amendment, curtailment or settlement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. The amendments apply for annual periods beginning on or after 1 January 2019 and is not expected to have a material impact on the group.

IAS 23 Borrowing Costs (Amendment)

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.The amendments apply for annual periods beginning on or after 1 January 2019 and is not expected to have a material impact on the group.

2	ACCOUNTING POLICIES continued

RECENT ACCOUNTING DEVELOPMENTS continued

New standards, amendments to standards and interpretations to existing standards that are not yet effective and have not been early adopted continued

IAS 28 Investments in Associates and Joint Ventures (Amendment)

The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate and joint venture that forms part of the net investment in the associate or joint venture but to which the equity method is not applied. The amendments apply for annual periods beginning on or after 1 January 2019 and is not expected to have a material impact on the group.

IFRIC 23 Uncertainty over Income Tax Treatments

The interpretation specifies how an entity should reflect the effects of uncertainties in accounting for income taxes and is effective for annual periods beginning on or after 1 January 2019. IFRIC 23 specifically clarifies how to incorporate this uncertainty into the measurement of tax as reported in the consolidated financial statements. The interpretation does not introduce any new disclosures but reinforces the need to comply with existing disclosure requirements about judgements made, assumptions and other estimates used and the potential impact of uncertainties that are not reflected. The interpretation will not have a material impact on the group.

MEASUREMENT BASIS

The financial statements have been prepared under the historical cost convention except for certain financial assets and financial liabilities which are measured at fair value through profit or loss or other comprehensive income - refer to note 4.

GROUP ACCOUNTING POLICIES

Accounting policies are included in the relevant notes to the consolidated financial statements and have been highlighted between red lines in the notes to the consolidated financial statements. The accounting policies that follow are applied throughout the financial statements.
Consolidation

The group recognises that control is the single basis for consolidation for all types of entities in accordance with IFRS 10 - Consolidated Financial Statements.

The consolidated financial information includes the financial statements of the company, its subsidiaries, interest in associates and joint arrangements and structured entities. Where the group has no control over an entity, that entity is not consolidated.

Control
The group, regardless of the nature of its involvement with an entity, shall determine whether it is a parent by assessing whether it controls the investee.

The group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity.

(i) Subsidiaries
Subsidiaries are entities over which the group has control. Subsidiaries are fully consolidated from the date on which control is transferred to the group up until when that control ceases.

Intercompany transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed to ensure consistency with the policies adopted by the group.

The group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of an acquiree is the fair value of the assets transferred, liabilities incurred and the equity interests issued by the group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the group recognises any non-controlling interests in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

The excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognised directly in the income statement below operating profit or loss.

(ii) Associates
Associates are entities in which the group has significant influence, but not control, over operational and financial policies. This may be when there is a shareholding of between 20% and 50% of the voting rights or when significant influence can be otherwise demonstrated, for example where the group has the right of representation on the board of directors, or other governing body, of the entity.

Investments in associates are accounted for by using the equity method of accounting, and are initially recognised at cost. The group’s investment in associates includes goodwill identified on acquisition. Cumulative post-acquisition movements are adjusted against the carrying amount of the investment. The group’s share of the associates’ post-acquisition profits or losses is recognised in the income statement, and its share of post acquisition movement in reserves is recognised in other reserves. When the group’s share of losses in an associate equals or exceeds its interest in the associate, the group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the associate.

The carrying value of an associate is reviewed on a regular basis and, if impairment in the carrying value has occurred, it is written off in the period in which such impairment is identified.

Accounting policies of associates have been reviewed to ensure consistency with the policies adopted by the group.

(iii) Joint arrangements
Joint arrangements are arrangements of which two or more parties have joint control and are contractually bound. The joint arrangement can either be a joint operation or a joint venture. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement and have the right to the assets, and obligations for the liabilities, relating to the arrangement. These parties are called joint operators. A joint venture is a joint arrangement where the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Those parties are called joint venturers.

2	ACCOUNTING POLICIES continued

GROUP ACCOUNTING POLICIES continued

2.1	Consolidation continued

(iii) Joint arrangements
For interest in joint operations, the group includes its share of the joint operations' individual income and expenses, assets and liabilities and cash flows on a line-by-line basis with similar items in the group’s financial statements.

Where an additional interest in a joint operation is acquired, the principles of IFRS 3 are applied to account for the transaction.

The group recognises the portion of gains or losses on the sale of assets by the group to the joint operation that is attributable to the other joint operators. The group does not recognise its share of profits or losses from the joint operation that results from the purchase of assets by the group from the joint operation until it resells the assets to an independent party. However, if a loss on the transaction provides evidence of a reduction in the net realisable value of current assets or an impairment loss, the loss is recognised immediately.

The group recognises its interest in a joint venture as an investment and accounts for it using the equity accounting method.

(iv) Structured entities
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements.

The accounting treatment for a structured entity will fall into one of the aforementioned categories (i to iii) depending on whether the group has control over that structured entity.

2.2	Foreign currency translation

(i) Functional and presentation currency
Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand, which is the group’s presentation currency.

References to “A$” refers to Australian currency, “R” to South African currency, “$” or “US$” to United States currency and “K” or “kina” to Papua New Guinean currency.

(ii) Transactions and balances
Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation to year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement. Gains and losses recognised in the income statement are included in the determination of other operating expenses.

(iii) Group companies
The results and financial position of all group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet while equity items are translated at historic rates;

•
Income and expenses for each income statement are translated at average exchange rates (the rate on the date of the transaction is used if the average is not a reasonable rate for the translation of the transaction);

•	All resulting exchange differences are recognised as a separate component of other comprehensive income.

On consolidation, exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to other comprehensive income. When a foreign operation is sold or control is otherwise lost, exchange differences that were recorded in other comprehensive income are recognised in profit or loss in the period of the disposal or change in control. Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign entity and translated at the closing rate.

2.3	Derivatives and hedging activities

Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

The difference between the fair value of the derivative at initial recognition and expected forward transaction price is deferred and recognised as a day one gain or loss. The day one gain or loss is amortised over the derivative contract period and recognised in profit or loss in gains/losses on derivatives.

The full fair value of a derivative is classified as a non-current asset or liability when the remaining maturity is more than 12 months; it is classified as a current asset or liability when the remaining maturity is less than 12 months.

(i) Cash flow hedge
The group designates certain derivatives as hedges of a particular risk associated with the cash flows of highly probable forecast transactions (cash flow hedges). At inception of the hedge relationship, the group documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The group documents its risk management objective and strategy for undertaking its hedge transactions.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in other comprehensive income and accumulated in reserves in equity. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss within gains/losses on derivatives.

Amounts accumulated in equity are reclassified to profit or loss in the periods when the forecast sale that is hedged takes place and affects profit or loss. The gain or loss relating to the effective portion of the rand and US$ gold forward sales contracts is recognised in profit or loss within revenue.

When a hedging instrument expires or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction that was hedged is ultimately recognised in profit or loss. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately reclassified to profit or loss.

(ii) Derivatives not designated for hedge accounting purposes
Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value as well as gains and losses on expiry, disposal or termination of any derivative instrument that does not qualify for hedge accounting are recognised immediately in profit or loss and are included in gains/losses on derivatives.

2.4	Exploration expenditure

The group has elected to expense all exploration and evaluation expenditures until it is concluded that the project is technically feasible and commercially viable, and that future economic benefits are therefore probable. The information used to make that determination depends on the level of exploration as well as the degree of confidence in the ore body as set out below.

Exploration and evaluation expenditure on greenfield sites, being those where the group does not have any mineral deposits which are already being mined or developed, is expensed as incurred until the technical and commercial viability of the project has been demonstrated usually through the completion of a final feasibility study. However, in certain instances, the technical and commercial viability of the deposit may be demonstrated at an earlier stage, for example where an extended feasibility study is conducted and the underlying feasibility study in respect of specific components of the mineral deposit has advanced to such a stage that significant commercially viable reserves has been established, and the other criteria for the recognition of an asset have been met.

Exploration and evaluation expenditure on brownfield sites, being those adjacent to mineral deposits which are already being mined or developed, is expensed as incurred until the group is able to demonstrate that future economic benefits are probable through the completion of a feasibility study, after which the expenditure is capitalised as mine development cost. A ‘feasibility study’ consists of a comprehensive study of the viability of a mineral project that has advanced to a stage where the mining method has been established, and which, if an effective method of mineral processing has been determined, includes a financial analysis based on reasonable assumptions of technical, engineering, operating economic factors and the evaluation of other relevant factors. The feasibility study, when combined with existing knowledge of the mineral property that is adjacent to mineral deposits that are already being mined or developed, allows the group to conclude that the project is technically feasible and commercially viable.

2	ACCOUNTING POLICIES continued

GROUP ACCOUNTING POLICIES continued

2.4	Exploration expenditure continued

Exploration and evaluation expenditure relating to extensions of mineral deposits which are already being mined or developed, including expenditure on the definition of mineralisation of such mineral deposits, is capitalised as a mine development cost following the completion of an economic evaluation equivalent to a feasibility study. This economic evaluation is distinguished from a feasibility study in that some of the information that would normally be determined in a feasibility study is instead obtained from the existing mine or development. This information, when combined with existing knowledge of the mineral property already being mined or developed, allows the directors to conclude that the project is technically feasible and commercially viable.

2.5	Impairment of non-financial assets

Assets that have an indefinite useful life are not subject to amortisation or depreciation and are tested annually for impairment or when there is an indication of impairment.

Assets that are subject to amortisation are reviewed annually on 30 June for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognised in the income statement for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating unit or CGU). Each operating shaft, along with allocated common assets such as plants and administrative offices, is considered to be a cash generating unit as each shaft is largely independent from the cash flows of other shafts and assets belonging to the group.

Fair value less cost to sell is generally determined by using discounted estimated after-tax future cash flows. Future cash flows are estimated based on quantities of recoverable minerals, expected gold prices (considering current and historical prices, price trends and related factors), production levels and cash costs of production, all based on life-of-mine (LoM) plans. Future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and risk specific to the asset. Refer to note 13 for detail.

The term “recoverable minerals” refers to the estimated amount of gold that will be obtained from reserves and resources and all related exploration stage mineral interests (except for other mine-related exploration potential and greenfields exploration potential discussed separately below) after taking into account losses during ore processing and treatment. Estimates of recoverable minerals from such related exploration stage mineral interests will be risk adjusted based on management’s relative confidence in such materials.

In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of cash flows from other asset groups. With the exception of other mine-related exploration potential and greenfields exploration potential, estimates of future undiscounted cash flows are included on an area of interest basis, which generally represents an individual operating mine, even if the mines are included in a larger mine complex.

In the case of mineral interests associated with other mine-related exploration potential and greenfields exploration potential, cash flows and fair values are individually evaluated based primarily on recent exploration results and recent transactions involving sales of similar properties, if any. Assumptions underlying future cash flow estimates are subject to significant risks and uncertainties.

Impairment losses on goodwill are recognised immediately in the income statement and are not reversed. The impairment testing is performed annually on 30 June or when events or changes in circumstances indicate that it may be impaired.

Non-financial assets other than goodwill that suffered an impairment are reviewed annually for possible reversal of the impairment at 30 June. Reversal of impairments is also considered when there is objective evidence to indicate that the asset is no longer impaired. Where an impairment subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not higher than the carrying value that would have been determined had no impairment been recognised in prior years.

2.6	Operating profit

The group defines operating profit as the profit earned from the normal core mining operations. In reporting operating profit in the income statement, transactions for capital transactions involving subsidiaries, joint arrangements and associates are excluded from operating profit as these are not considered to be part of the mining operations of the Harmony group. Any gains or losses on capital transactions are presented below the operating profit line.
ACCOUNTING POLICY - FINANCIAL ASSETS (APPLICABLE TO NOTES 15, 16, 17, 18, AND 19)

Accounting policy applicable from 1 July 2018

Financial assets are initially recognised when the group becomes a party to their contractual arrangements. On initial recognition, a financial asset is classified as measured at:
•Amortised cost;
•Fair value through other comprehensive income (FVTOCI); or
•Fair value through profit or loss (FVTPL).

A financial asset is classified as measured at amortised cost if it is held within the business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The group measures a financial asset initially at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed. The subsequent measurement of financial assets is discussed below.

Financial asset category	Description
Debt instruments at amortised cost
Financial assets at amortised cost consist of restricted cash, restricted investments, loans, trade receivables and cash and cash equivalents. Interest income from these financial assets is included in investment income using the effective interest rate method. Any gain or loss arising on derecognition is recognised directly in profit or loss. Impairment losses are presented in other operating expenses in the income statement.

Debt instruments at fair value through profit or loss
Equity-linked investments which are held to meet rehabilitation liabilities are classified as FVTPL. Debt instruments where the contractual cash flows fail to meet the solely payments of principal and interest (SPPI) criteria are also classified as FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognised in profit or loss and presented net within investment income in the period in which it arises. On derecognition of a financial asset, the difference between the proceeds received or receivable and the carrying amount of the asset is included in profit or loss.

Equity instruments designated at fair value through OCI
The group's equity investments are designated as FVTOCI. The group subsequently measures all equity investments at fair value. Where the group's management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments are recognised when the group’s right to receive payments is established either in profit or loss as other income or as a deduction against the asset if the dividend clearly represents a recovery of part of the cost of the investment. Residual values in OCI are reclassified to retained earnings on derecognition of the related FVTOCI instruments.

Impairment losses on financial assets at amortised cost are assessed using the forward-looking expected credit loss (ECL) approach. ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the group expects to receive). At each reporting date, the group assesses whether financial assets carried at amortised cost are credit impaired. A financial asset is ‘‘credit-impaired’’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Trade receivable loss allowances are measured at an amount equal to lifetime ECLs. Loss allowances are deducted from the gross carrying amount of the assets.

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously.

Accounting policy applicable before 1 July 2018

Financial assets are initially measured at fair value when the group becomes a party to their contractual arrangements, with the exception of loans and receivables which are recognised on origination date. Transaction costs are included in the initial measurement of financial instruments, with the exception of financial instruments classified at fair value through profit or loss. The subsequent measurement of financial assets is discussed below.

A financial asset is derecognised when the right to receive cash flows from the asset has expired or the group has transferred its rights to receive cash and either (a) has transferred substantially all the risks and rewards of the asset, or (b) has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the assets.

On derecognition of a financial asset, the difference between the carrying amount and the sum of the consideration received and any cumulative gain or loss recognised in equity is recognised in profit or loss.

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously.

ACCOUNTING POLICY - FINANCIAL ASSETS (APPLICABLE TO NOTES 15, 16, 17, 18 AND 19) continued

Accounting policy applicable before 1 July 2018 continued

The group classifies financial assets as follows:

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Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise when the group provides money, goods or services directly to a debtor with no intention of trading the receivable. Loans and receivables are subsequently measured at amortised cost using the effective interest method. Loans and receivables include trade and other receivables (excluding VAT and prepayments), restricted cash and cash and cash equivalents.

Cash and cash equivalents are defined as cash on hand, deposits held at call with banks and short-term highly liquid investments with original maturities of three months or less. Cash and cash equivalents exclude restricted cash.

Trade and other receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less provision for impairment. If collection of the trade receivable is expected in one year or less it is classified as current assets. If not, it is presented as non-current assets. A provision for impairment of receivables is established when there is objective evidence that the group will not be able to collect all amounts due according to the original terms of receivables. The amount of the provision is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the effective interest rate. The carrying amount of the asset is reduced through the use of a provision for impairment (allowance account) and the amount of the loss is recognised in the income statement. When a trade receivable is uncollectible, it is written off against the allowance account for trade receivables. Subsequent recoveries of amounts previously written off are credited in the income statement.

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Available-for-sale financial assets are non-derivatives that are either designated in this category or not classified in any of the other categories. They are included in non-current assets unless the investment matures or management intends to dispose of the investment within 12 months of the balance sheet date. Available-for-sale financial assets are subsequently carried at fair value. The fair values of quoted investments are based on current bid prices. If the fair value for a financial instrument cannot be obtained from an active market, the group establishes fair value by using valuation techniques. The group assesses at each balance sheet date whether there is objective evidence that a financial asset or a group of financial assets is impaired.

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Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments and fixed maturities that the group’s management has the positive intention and ability to hold to maturity. The group’s held-to-maturity investments are subsequently measured at amortised cost using the effective interest method. The group assesses at the end of each reporting period whether there is objective evidence that a held-to-maturity investment is impaired as a result of an event.

A portion of restricted investments held by the trust funds (refer to note 16) are classified as held-to-maturity investments.

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Financial assets at fair value through profit or loss have two sub-categories: financial assets held-for-trading, and those designated at fair value through profit or loss at inception. Derivative assets are categorised as held for trading unless designated as hedging instruments (refer to note 2.3). These assets are subsequently measured at fair value with gains or losses arising from changes in fair value recognised in the income statement in the period in which they arise.

ACCOUNTING POLICY - PROVISIONS (APPLICABLE TO NOTES 25, 26, 27 AND 28)

Provisions are recognised when the group has a present legal or constructive obligation as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

The amount recognised as a provision is the net present value of the best estimate of the expenditure required to settle the present obligation at balance sheet date using a pre-tax rate that reflects current market assessment of the time value of money and the risks specific to the obligation. The estimate takes into account the associated risks and uncertainties. The increase in the provision due to the passage of time is recognised as interest expense.

Provisions are reviewed at each balance sheet date and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of economic benefits will be required, the provision is reversed.
ACCOUNTING POLICY - FINANCIAL LIABILITIES (APPLICABLE TO NOTES 29 AND 30)

Financial liabilities are initially measured at fair value when the group becomes a party to their contractual arrangements. Transaction costs are included in the initial measurement of financial liabilities, with the exception of financial liabilities classified at fair value through profit or loss. The subsequent measurement of financial liabilities is discussed below. A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires. The group classifies financial liabilities as follows:

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Borrowings are initially recognised at fair value net of transaction costs incurred and subsequently measured at amortised cost, comprising original debt less principal payments and amortisation, using the effective yield method. Any difference between proceeds (net of transaction cost) and the redemption value is recognised in the income statement over the period of the borrowing using the effective interest rate method.

Fees paid on the establishment of the loan facilities are capitalised as a pre-payment and amortised over the period of the facility to which it relates, to the extent it is probable that some or all of the facility will be drawn down. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is expensed.

Borrowings are classified as current liabilities unless the group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

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Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method. Payables are classified as current liabilities if payment is due within a year or less. If not, they are presented as non-current liabilities.